Employee benefits liabilities - Disclosure of fair value of plan assets (Details) - Pension benefits - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	€ 961	€ 922
Equity instruments	2,994	4,034
Fixed income securities	11,545	16,134
Investment funds	7,067	6,858
Insurance contracts and other	109	527
Total fair value of plan assets	22,676	28,475
U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	908	1,244
Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	641	732
Equity commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	1,445	2,058
Investment funds	125	0
Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	2,262	6,176
Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	4,333	8,375
Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	4,950	1,583
Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,965	3,125
Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,343	1,015
Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,634	2,718
Which have a quoted market price in an active market
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	850	780
Equity instruments	1,946	2,471
Fixed income securities	1,037	1,212
Investment funds	38	0
Insurance contracts and other	73	18
Total fair value of plan assets	3,944	4,481
Which have a quoted market price in an active market | U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	906	1,242
Which have a quoted market price in an active market | Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	641	731
Which have a quoted market price in an active market | Equity commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	399	498
Investment funds	34	0
Which have a quoted market price in an active market | Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	986	1,212
Which have a quoted market price in an active market | Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	14	0
Which have a quoted market price in an active market | Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	37	0
Which have a quoted market price in an active market | Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Which have a quoted market price in an active market | Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	4	0
Which have a quoted market price in an active market | Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	€ 0	€ 0